Discontinued operations (Results of discontinued operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating income (loss)	$ 1,533	$ 7,538	$ 7,791
Income tax expenses	(230)	(1,131)	(1,168)
Total net profit from discontinued operations	1,303	6,407	6,623
Xunlei Kankan [Member]
Operating income (loss)	0	0	(243)
Income tax expenses	0	0	36
Web Game Business [Member]
Operating income (loss)	139	7,538	8,034
Gain on disposal	1,394	0	1,394
Income tax expenses	$ (230)	$ (1,131)	$ (1,204)